Expense Example - (Allspring International and Global Equity Funds - Classes A , R6 and Institutional)	Oct. 31, 2025 USD ($)
(Allspring Emerging Markets Equity Advantage Fund) | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 712
Expense Example, with Redemption, 3 Years	1,045
Expense Example, with Redemption, 5 Years	1,401
Expense Example, with Redemption, 10 Years	2,400
(Allspring Emerging Markets Equity Advantage Fund) | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	369
Expense Example, with Redemption, 5 Years	654
Expense Example, with Redemption, 10 Years	1,469
(Allspring Emerging Markets Equity Advantage Fund) | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	400
Expense Example, with Redemption, 5 Years	708
Expense Example, with Redemption, 10 Years	1,582
(Allspring Emerging Markets Equity Fund) | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	712
Expense Example, with Redemption, 3 Years	1,021
Expense Example, with Redemption, 5 Years	1,352
Expense Example, with Redemption, 10 Years	2,286
(Allspring Emerging Markets Equity Fund) | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	602
Expense Example, with Redemption, 10 Years	1,343
(Allspring Emerging Markets Equity Fund) | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	374
Expense Example, with Redemption, 5 Years	655
Expense Example, with Redemption, 10 Years	1,457
(Allspring International Equity Fund) | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	685
Expense Example, with Redemption, 3 Years	954
Expense Example, with Redemption, 5 Years	1,245
Expense Example, with Redemption, 10 Years	2,069
(Allspring International Equity Fund) | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	492
Expense Example, with Redemption, 10 Years	1,109
(Allspring International Equity Fund) | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	305
Expense Example, with Redemption, 5 Years	541
Expense Example, with Redemption, 10 Years	1,221
(Allspring Special Global Small Cap Fund) | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	711
Expense Example, with Redemption, 3 Years	1,030
Expense Example, with Redemption, 5 Years	1,372
Expense Example, with Redemption, 10 Years	2,333
(Allspring Special Global Small Cap Fund) | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	384
Expense Example, with Redemption, 5 Years	676
Expense Example, with Redemption, 10 Years	1,508
(Allspring Special International Small Cap Fund) | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	707
Expense Example, with Redemption, 3 Years	1,027
Expense Example, with Redemption, 5 Years	1,368
Expense Example, with Redemption, 10 Years	2,329
(Allspring Special International Small Cap Fund) | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	349
Expense Example, with Redemption, 5 Years	619
Expense Example, with Redemption, 10 Years	1,391
(Allspring Special International Small Cap Fund) | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	380
Expense Example, with Redemption, 5 Years	672
Expense Example, with Redemption, 10 Years	$ 1,505